McAfee & Taft

Jennifer Wheeler
A Professional Corporation	Attorney at Law
10th Floor, Two Leadership Square
211 North Robinson, Oklahoma City, OK 73102-7103	(Writer Direct)
(405) 235-9621 – FAX (405) 235-0439	(405) 552-2273
FAX (405) 228-7473
www.mcafeetaft.com	jennifer.wheeler@mcafeetaft.com

April 17, 2009

Ms. Alison T. White

Securities and Exchange Commission

100 F Street

Washington, D.C. 20549

Re:	American Fidelity Dual Strategy Fund, Inc. (the “Fund”) – 485(a) Post-Effective Amendment (File Nos. 333-103492 and 811-21313)

Ms. White:

Included for filing with the Commission via EDGAR pursuant to Rule 485(a) of the Securities Act of 1933, as amended, is the Fund’s Post-Effective Amendment to Registration Statement on Form N-1A. Also included is the Fund’s response letter to the Commission’s comments about the Fund’s preliminary filing earlier this year.

As Mr. Garrett notes in the Fund’s response letter, in addition to the changes made in response to the Commission’s comments, we also revised the registration statement to reflect the termination of the Fund’s sub-advisory agreement with Todd Investment Advisors, Inc. In light of the termination of Todd’s sub-advisory agreement, we are filing pursuant to Rule 485(a) of the Securities Act; however, we would request that the Commission consider an effective date of May 1, 2009 pursuant to Rule 485(a)(3).

If you have any questions or require additional information, please call me at 405.552.2273.

Sincerely,

/s/ Jennifer Wheeler

Jennifer Wheeler